SUPPLEMENT DATED JUNE 25, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST


Please note that the changes apply to your variable annuity and/or variable life product(s).


ON PAGE 41, IN THE SECTION ENTITLED "TRUSTEES AND OFFICERS OF THE TRUST," PLEASE DELETE THE ROW FOR WILLIAM J. CROWLEY, JR. AND ADD THE FOLLOWING ROW IN ITS
PLACE:

----------------------------------------------------------- --------------------------------- -------------------------------------
                                                                    POSITION(S) HELD
NAME, ADDRESS AND (AGE)                                                WITH TRUST                 NUMBER OF PORTFOLIOS IN FUND
                                                                (LENGTH OF TIME SERVED)        COMPLEX TO BE OVERSEEN BY TRUSTEE
----------------------------------------------------------- --------------------------------- -------------------------------------

William J. Crowley, Jr. (63)                                Trustee 2                                         120
1 Corporate Way                                             (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Managing Partner  (Baltimore Office) - Arthur Andersen LLP (1995 to 2002); Board
Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:
Director of Foundation Coal Holdings,  Inc.;  Director of Bio Veris  Corporation
(from 5/04 until 6/07 when the company  was  acquired);  Director  of  Provident
Bankshares Corporation (6/03 to 5/09)

-----------------------------------------------------------------------------------------------------------------------------------



EFFECTIVE JUNE 15, 2009, ON PAGE 123, PLEASE DELETE THE ROW FOR JNL/FRANKLIN
TEMPLETON INCOME FUND AND ADD THE FOLLOWING ROW AND FOOTNOTE IN ITS PLACE:

                                FUND                                                   ASSETS                         FEES

  JNL/Franklin Templeton Income Fund(8)                              $0 to $50 million                               .625%
                                                                     $50 million to $200 million                     .465%
                                                                     $200 million to $500 million                    .375%
                                                                     Over $500 million                               .350%

(8) For purposes of determining the monthly sub-advisory fee rate, the assets of the JNL/Franklin Templeton Income Fund shall be aggregated with the assets of the JNL/Franklin Templeton Global Growth Fund. Such aggregated assets will be applied to the above schedule and the resulting effective rate shall be applied to the actual assets of the JNL/Franklin Templeton Income Fund to determine the monthly sub-advisory fee. Such aggregation of assets shall NOT be applied to the actual assets of the JNL/Franklin Templeton Global Growth Fund to determine the monthly sub-advisory fee rate for that fund, which is governed by the Investment Sub-Advisory Agreement for that Fund.









This Supplement is dated June 25, 2009.

(To be used with V3180 04/09 and V3180PROXY 04/09.)

                                                                  CMX3795 06/09